Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 103,170	$ 140,496
Investment securities held-to-maturity, fair value	94,199	120,688
Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,990
Investment securities held-to-maturity, fair value	2,982
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	14,080
Investment securities held-to-maturity, fair value	13,316
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	21,422
Investment securities held-to-maturity, fair value	15,424
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	64,678
Investment securities held-to-maturity, fair value	$ 62,477